ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consist of the following:

	December 31,
	2021	2020
Compensation and related benefits	$11,855	$6,953
Commercial and marketing related costs	1,821	1,492
Professional services	1,710	335
Research and development costs	781	355
Other	1,779	433
Total	$17,946	$9,568